ACCOUNTS RECEIVABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Jan. 31, 2014
ACCOUNTS RECEIVABLE (Details) [Line Items]
Accounts Receivable, Related Parties, Current		$ 75,000
Line of Credit Facility, Increase, Accrued Interest		$ 2,202
Line of Credit Facility, Interest Rate During Period		14.00%
Line of Credit Facility, Expiration Date		May 30, 2017
Interest Payable	$ 14,171	$ 2,202
Debt Instrument, Interest Rate, Effective Percentage	14.00%		8.50%
Debt Instrument, Maturity Date	May 30, 2017
Debt Instrument, Face Amount			$ 170,000
Directly Loaned [Member]
ACCOUNTS RECEIVABLE (Details) [Line Items]
Debt Instrument, Face Amount	$ 101,500
Acquisition of GC Finance Arizona [Member]
ACCOUNTS RECEIVABLE (Details) [Line Items]
Debt Instrument, Face Amount	825,000
Long-term Debt, Fair Value	$ 106,000